Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share-based compensation
Schedule of option activity

	Number of shares	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in thousands)
Share options
Outstanding, December 31, 2013	25,192,696	1.40	7.39	184,355
Granted	9,993,411	0.01
Exercised	(8,907,408)	0.27
Forfeited/Cancelled	(1,115,256)	0.02
Outstanding, December 31, 2014	25,163,443	1.30	7.89	201,417
Vested and expected to vest at December 31, 2014	21,880,749	1.43	7.75	176,072
Exercisable at December 31, 2014	9,685,685	1.72	6.62	75,118

Schedule of assumptions used to estimate the fair values of the share options granted
	2012	2013	2014

Risk-free interest rate	1.70%~2.28%	1.91%~2.71%	1.91%~2.07%
Dividend yield	—	—	—
Expected volatility range	48.03%~49.84%	46.68%~47.66%	45.78%~46.58%
Expected life (in years)	10	10	6.11

Schedule of compensation cost recognized

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Product developments	15,241	20,784	59,884	9,652
Product sourcing	1,330	2,117	2,958	477
Sales and marketing	5,243	5,417	12,565	2,025
General and administrative	5,392	35,389	190,963	30,778

	27,206	63,707	266,370	42,932